Stock Index Fund Annual Fund Operating Expenses - Stock Index Fund - Stock Index Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.48%	[1]

[1]	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Stock Index Fund’s share of allocated expenses of the Master Portfolio (as defined below).